Summary of Significant Accounting Policies Derivatives (Policies)	12 Months Ended
Dec. 28, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives, Policy [Policy Text Block]
Derivative Financial Instruments: The Company follows the provisions of ASC Topic 815, Derivatives and Hedging (ASC Topic 815) to account for its derivative instruments and hedging activities. ASC Topic 815 requires all derivative financial instruments to be recognized on the balance sheet at fair value. Changes in the fair value of derivatives are recognized in net earnings or other comprehensive income depending on whether the derivative is designated as part of a qualifying hedge transaction.
The Company uses forward contracts to manage foreign currency exposures primarily related to intercompany receivables and payables arising from intercompany purchases of manufactured products. These forward contracts are not designated as qualifying hedges and therefore, the changes in the fair values of these derivatives are recognized in net earnings and classified in other expense, net. The gains and losses on these forward contracts largely offset the losses or gains on the foreign currency exposures being managed. See Note 14 for further detail on the Company's use of its derivative financial instruments.